Debt Debt - Summary (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ (1,215,377)
Long-term debt	(1,326,396)	$ (1,294,719)
Total	(2,541,773)
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(1,017,787)
Long-term debt	(656,039)	$ (617,124)
Total	(1,673,826)
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(197,590)
Long-term debt	(670,357)
Total	$ (867,947)